NATURE OF OPERATIONS AND SUMMARY OF MATERIAL ACCOUNTING POLICIES - Intangible Assets Amortisation (Details)	12 Months Ended
Mar. 31, 2025
Capitalized development costs | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful lives, intangible assets other than goodwill (in years)	3 years
Capitalized development costs | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful lives, intangible assets other than goodwill (in years)	10 years
Customer relationships | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful lives, intangible assets other than goodwill (in years)	3 years
Customer relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful lives, intangible assets other than goodwill (in years)	20 years
Licenses | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful lives, intangible assets other than goodwill (in years)	3 years
Licenses | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful lives, intangible assets other than goodwill (in years)	20 years
Technology, software and ERP | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful lives, intangible assets other than goodwill (in years)	3 years
Technology, software and ERP | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful lives, intangible assets other than goodwill (in years)	12 years
Other intangible assets | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful lives, intangible assets other than goodwill (in years)	2 years
Other intangible assets | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful lives, intangible assets other than goodwill (in years)	40 years